Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023
Leases (Details) [Line Items]
Lease term		12 months
ROU assets	$ 1.5
Additional ROU assets	0.3
Rent expense	$ 0.5
Minimum [Member]
Leases (Details) [Line Items]
Lease term		1 year
Maximum [Member]
Leases (Details) [Line Items]
Lease term		7 years